Warrants (Details) - Schedule of warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of warrants [Abstract]
Number of Warrants, beginning	36,858
Weighted Average Exercise Price (CAD$), beginning	$ 5.25
Number of Warrants, ending	9,881,950	36,858
Weighted Average Exercise Price (CAD$), ending	$ 7.69	$ 5.25
Number of Warrants, Issued	9,881,950	36,858
Weighted Average Exercise Price (CAD$), Issued	$ 7.69	$ 5.25
Number of Warrants, Expired	(36,858)
Weighted Average Exercise Price (CAD$), Expired	$ 5.25